Related Party Transactions - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 28, 2023
Related Party | Shanghai Noah Charity Fund
Related Party Transaction
Donations	¥ 6.3	¥ 3.2	¥ 3.5
Related Party | Shanghai Dingnuo Technology Ltd
Related Party Transaction
Service fees paid	¥ 0.0	¥ 5.5	¥ 9.2
DD Finance Ltd
Related Party Transaction
Percentage of ownership acquired				100.00%